Stock-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Aug. 22, 2023 shares	May 15, 2017	Nov. 03, 2016	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost not yet recognized, stock options | $				$ 14,300
Intrinsic value of stock options exercised | $				$ 270	$ 8,600
Weighted average grant-date fair value of stock options granted (in dollars per share) | $ / shares				$ 0.68	$ 2.74
Grant date fair value of stock options vested | $				$ 13,700	$ 26,700
Stock options exercised, not vested, restricted, liability | $				$ 1,500	$ 1,700
Stock options, exercised, not vested, restricted (in shares)				1,739,740	1,944,049
PSUs granted (in shares)				15,006,472
RSUs granted (in dollars per share) | $ / shares				$ 1.09
Total stock-based compensation expense | $				$ 54,145	$ 30,542
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost not yet recognized, period for recognition				1 month 13 days
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period				4 years
Cost not yet recognized, period for recognition				1 year 9 months 14 days
Total stock-based compensation expense | $				$ 43,500
Cost not yet recognized, other awards | $				$ 23,500
PSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
PSU's outstanding (in shares)				2,475,822
RSUs granted (in dollars per share) | $ / shares				$ 1.18
2016 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issuable (in shares)				169,090
2016 Equity Incentive Plan | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period			1 year
Vesting, percentage			25.00%
2017 Equity Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issuable (in shares)				46,582,973
2017 Equity Incentive Plan | Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting period		1 year
2017 Equity Incentive Plan | Stock options | Tranche One
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting, percentage		25.00%
2017 Equity Incentive Plan | Stock options | Tranche Two
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting, monthly vesting percentage		0.02083
2023 Incentive Equity Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, reserved for issuance (in shares)	88,626,665
Initial reserve, automatic increase, percentage	5.00%
Common stock, reserved for issuance, maximum (in shares)	614,343,928
2023 Employee Stock Purchase Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, reserved for issuance (in shares)	16,113,939
Initial reserve, automatic increase, percentage	1.00%
Common stock, reserved for issuance, maximum (in shares)	120,854,543